BusinessCombinationsAbstract (Details) - Diamond eagle acquisition $ in Thousands, € in Millions	Dec. 22, 2019 EUR (€)	Dec. 22, 2019 USD ($)
Business Acquisition [Line Items]
Current commitments | $		$ 304,700
DK Sellers
Business Acquisition [Line Items]
Equity consideration | $		2,055,000
SBT Sellers
Business Acquisition [Line Items]
Aggregate consideration	€ 590
Equity consideration	410
Aggregate Cash Consideration	180
DK and SBT
Business Acquisition [Line Items]
Aggregate consideration | $		2,700,000
Aggregate Cash Consideration	€ 180
DK and SBT | DK Sellers
Business Acquisition [Line Items]
Equity consideration | $		$ 2,055,000
DK and SBT | Mr. Robins
Business Acquisition [Line Items]
Percentage of voting power of the capital stock	90.00%	90.00%
DK and SBT | SBT Sellers
Business Acquisition [Line Items]
Aggregate consideration	€ 590
Equity consideration	€ 410
Percentage of voting power of the capital stock	30.00%	30.00%